Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 9. Commitments and Contingencies

Leases

Commencing on September 15, 2019, the Company entered into a five-year lease with Jamboree Center 1 & 2 LLC covering approximately 6,961 square feet of office space in Irvine, CA. Under the terms of the lease agreement, we are required to make the following monthly lease payments: Year 1 $21,927, Year 2 $22,832, Year 3 $23,737, Year 4 $24,712, Year 5 $25,686. As a condition of the lease, we were required to provide a $51,992 security deposit.

On February 1, 2022, the Company entered into a lease agreement for approximately 2,533 square feet of office and manufacturing space located in Las Vegas, Nevada. Commencing on March 1, 2022, the Company entered into a three-year lease with Speedway Commerce Center, LLC. Under the terms of the lease agreement, we are required to make the following monthly lease payments: Year 1 $1,950, Year 2 $2,028, Year 3 $2,110. As a condition of the lease, we were required to provide a $2,418 security deposit.

On March 28, 2022, the Company entered into a lease agreement for approximately 1,469 square feet of office space located in Lehi, Utah. Commencing on April 1, 2022, the Company entered into a three-year lease with Victory Holdings, LLC. Under the terms of the lease agreement, we are required to make the following monthly lease payments: Year 1 is comprised of April to May 2022 $867, June 2022 to March 2023 $3,550, Year 2 $3,657, Year 3 $3,766. As a condition of the lease, we were required to provide a $3,766 security deposit.

On April 1, 2022, the Company entered into a lease agreement for approximately 2,000 square feet of office and warehouse space located in Houston, Texas. Commencing on April 1, 2022, the Company entered into a month-to-month lease with JVS Holdings, Inc. The lease may be terminated at any time or for any reason with a 30-day written notice to terminate. The lease requires a monthly lease payment of $2,000 as long as the Company remains in the space.

The right-of-use asset for operating leases as of June 30, 2022 and December 31, 2021 was $721,550 and $663,291. Rent expense for the six months ended June 30, 2022 and 2021 was $199,170 and $186,086.

The following table reconciles the undiscounted cash flows for the leases as of June 30, 2022 to the operating lease liability recorded on the balance sheet:

2022	$180,195
2023	370,902
2024	304,892
2025	16,135
Total undiscounted lease payments	872,124
Less: Imputed interest	93,074
Present value of lease payments	$779,050

Operating lease liabilities, current	$364,103
Operating lease liabilities, long-term	$414,946

Weighted-average remaining lease term	2.36
Weighted-average discount rate	7.0%

The discount rate is the Company’s incremental borrowing rate, or the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. Based on an assessment of the Company’s borrowings the incremental borrowing rate was determined to be 7%.

Employment Agreements

In June 2022, the Company entered into employment agreements with its Chief Executive Officer and Chief Financial Officer, which provide for annual base salaries of $375,000 and $350,000, respectively, and provide for incremental increases in their salaries upon the Company’s achievement of specific performance metrics. The Company is currently accruing substantial portions of both executive’s base salaries (see Note 7). The employment agreements provide for the grant of stock options to the Chief Executive Officer and Chief Financial Officer to purchase up to 955,093 and 917,825 shares of the Company’s common stock, respectively, at an exercise price equal to 110% and 100% of the fair market value of the Company’s common stock on the date of grant. The stock option will vest after two years of continuous employment, subject to acceleration if terminated without cause or resignations for good reason. The agreement also provides that it is anticipated that the executives will receive bonuses for 2022 which will be determined by the Company’s Compensation Committee and Board of Directors after taking into account the general business performance of the Company, including any completed financings and or acquisitions.